Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Apr. 30, 2012	Apr. 30, 2011	Apr. 30, 2010
Income (loss) before income taxes
Domestic	$ 706,366	$ 729,654	$ 712,226
Foreign	(5,208)	(12,490)	18,527
Income Before Income Taxes	$ 701,158	$ 717,164	$ 730,753